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First MetLife Investors Insurance Company
200 Park Avenue
New York, NY  10166

                                             May 5, 2005

VIA EDGAR
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Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
450 Fifth Street, NW
Washington, D.C. 20549

          Re:  First MetLife Investors Insurance Company and
               First MetLife Investors Variable Annuity Account One File No. 333-96773 (Class VA, Class AA and Class B) Rule 497(j) Certification
               ----------------------------------------------------

Commissioners:

     On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of three Prospectuses, one Statement of Additional Information ("SAI") and two Supplements to the May 1, 2005 Prospectuses, each dated May 1, 2005 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectuses, SAI and Supplements to the Prospectuses contained in Post-Effective Amendment No. 5 for the Account filed electronically with the Commission on April 28, 2005.

     If you have any questions, please contact me at (617) 578-3514.

                                             Sincerely,

                                             /s/Michele H. Abate

                                             Michele H. Abate
                                             Assistant General Counsel
                                             Metropolitan Life Insurance Company